IMPAIRMENT REVERSAL - Round Mountain (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IMPAIRMENT REVERSAL
Impairment reversal	$ 116.1	$ 74.1
Round Mountain
IMPAIRMENT REVERSAL
Impairment reversal		74.1
Impairment impact on tax recovery		$ 0.7